SCHEDULE OF RECONCILIATION OF DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Revenues		$ 194,810
Cost of revenues		(791,775)
Selling expenses		(2,077)
General and administrative expenses		(526,668)
Interest expense,net	(2,002)	(180,929)
Others,net		73,744
Loss from discontinued operations, before income tax	$ (2,002)	$ (1,232,895)